Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 341	$ 326
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	69	69
Net interest cost (income) on net defined benefit liability (asset)	(12)	(12)
Defined benefit administrative expenses	2	3
Defined Benefit Plan Expenses	59	60
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	2
Net interest cost (income) on net defined benefit liability (asset)	4	4
Defined benefit administrative expenses	0	0
Defined Benefit Plan Expenses	5	6
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	5	5
Net interest cost (income) on net defined benefit liability (asset)	4	6
Defined benefit administrative expenses	2	1
Defined Benefit Plan Expenses	$ 11	$ 12